Leases Disclosure of Reconciliation between IFRS 16 lease Liabilities and Lease commitments as at 30 June 2019 (Details) R in Millions	12 Months Ended
Jun. 30, 2020 ZAR (R)
Reconciliation between IFRS 16 Lease Liabilities and Lease Commitments [Line Items]
Impact of adopting IFRS 16 - Lease Liabilities	R 81
Lease Commitments [Member]
Reconciliation between IFRS 16 Lease Liabilities and Lease Commitments [Line Items]
Impact of adopting IFRS 16 - Lease Liabilities	38
Effect on option to extend the lease term [Member]
Reconciliation between IFRS 16 Lease Liabilities and Lease Commitments [Line Items]
Impact of adopting IFRS 16 - Lease Liabilities	64
Discounting of lease liabilities [Member]
Reconciliation between IFRS 16 Lease Liabilities and Lease Commitments [Line Items]
Impact of adopting IFRS 16 - Lease Liabilities	R (21)